Victory Institutional Money Market Fund (Prospectus Summary) | Victory Institutional Money Market Fund
Institutional Money Market Fund Summary
Investment Objective
The investment objective of the Fund is to obtain as high a level of current income as is consistent with preserving capital and providing liquidity.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Institutional Money Market Fund	Investor Shares	Select Shares
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Institutional Money Market Fund		Investor Shares	Select Shares
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.18%	0.47%
Total Annual Fund Operating Expenses		0.38%	0.67%
[1]	Includes a shareholder servicing fee of 0.25% applicable to Select Shares

EXAMPLE:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Institutional Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Shares	39	122	213	480
Select Shares	68	214	373	835

Principal Investment Strategies
The Fund pursues its investment objective by primarily investing in short-term, high-quality debt instruments.

Under normal circumstances, the Fund primarily invests in:

o Negotiable certificates of deposit, time deposits, and bankers' acceptances of
U.S. banks and U.S. branches of foreign banks.

o Short-term corporate obligations, such as commercial paper, notes, and bonds.

o Repurchase agreements.

o Other debt obligations such as master demand notes, short-term funding agreements, variable and floating rate securities, and private placement investments.

o Securities issued or guaranteed by the U.S. government or certain of its agencies and instrumentalities. Securities issued by certain U.S. government instrumentalities are supported only by the credit of the federal instrumentality. See the "Investments" section for a description of these securities.

o When-issued or delayed-delivery securities.

o Eurodollar debt obligations.
Principal Risks
The Fund's yield or the stability of its $1.00 share price may be adversely affected if any of the following occurs:

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o An issuer defaults on its obligation.

o An agency or instrumentality defaults on its obligation and the agency or U.S.
government does not provide financial support.

o The market value of floating or variable rate securities falls to such an extent that the Fund's share price declines below $1.00.

o Interest rates rise rapidly, causing the Fund's investment securities to decline in value and the Fund's share price to decline below $1.00.

o Interest rates decline, resulting in a lower yield for the Fund.

o The seller of a repurchase agreement defaults or becomes insolvent.

o Adverse events affecting the banking industry cause the value of the Fund's investments to decline.

o Political, economic, business or regulatory events occur in a foreign country causing the value of a security to decline.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Investment Performance
The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
The bar chart and table below indicate the risks of investing in the Fund.
Calendar Year Returns for Investor Shares

Highest 1.35% (quarter ended December 31, 2006) Lowest 0.00% (quarters ended March 31, 2011, June 30, 2011, September 30, 2011 and December 31, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Institutional Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Shares	0.01	1.58%	1.93%
Select Shares	0.01	1.42%	1.72%

The "seven-day yield" is an annualized figure - the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

For the Fund's current seven-day yields and seven-day effective yields, call the
Fund at 800-539-FUND (800-539-3863) or visit VictoryFunds.com and select Money
Market Funds then Daily Prices.